Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Equity	$ 2,704	$ 2,754		$ 2,467
Revaluation surplus on disposal of prior company shares
Equity	11	10		9
Surplus on equity transaction of joint venture
Equity	36	36		36
Equity items for share-based payments
Equity	75	68		69
Retained earnings (Accumulated losses)
Equity	(3,359)	(3,119)	[1]	(3,174)	[1]
Retained earnings	287	250		210
Foreign currency translation reserve
Equity	$ (1,263)	$ (1,386)		$ (1,566)

[1]	Included in accumulated losses are retained earnings totalling $287m (2016: $250m; 2015: $210m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.